Loans, Impaired Loans, and Allowance for Credit Losses (Narrative) (Details) $ in Millions, $ in Millions	Mar. 26, 2025 USD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale		$ 101	$ 126
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from sale of loans	$ 8,600
Gain (loss) from sale of loans	$ 507
Modified loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		$ 210	$ 214
Collateral held against impaired loans		84.00%	82.00%